HIGHLAND HEALTHCARE FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated December 7, 2009
To Class A and C Shares Prospectus dated December 23, 2008

IMPORTANT NOTICE
Effective immediately, Highland Healthcare Fund (“Healthcare Fund”) is open to new investments (including investments through automatic investment plans and exchanges from other Highland Funds or the Money Market Fund).
Healthcare Fund continues to reserve the right to limit, delay or impose conditions on purchases or exchanges at any time.
Performance Information
Healthcare Fund has invested its assets in a very small number of issuers and, as a result, a change in the value of an individual portfolio holding may have an exaggerated impact on the Fund’s performance. While Healthcare Fund’s performance has, in certain periods, been positively impacted by the increase in value of individual portfolio holdings, there is no assurance that the Fund’s performance will be replicated in the future. The Fund’s performance may be negatively impacted by a decrease in value of individual portfolio holdings, particularly while the Fund’s assets are invested in a small number of issuers. As the Fund invests in a larger number of issuers, the impact of the performance of an individual portfolio holding will generally decrease.
Management—Portfolio Managers
The section “Management of the Funds—Portfolio Managers—Healthcare Fund” on page 40 of the Prospectus is amended and restated as follows:
     Healthcare Fund’s portfolio is jointly managed by Brad Means (since inception) and James D. Dondero (since December 2009). The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by Healthcare Fund.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     James D. Dondero. Mr. Dondero is a founder and President of Highland. He is also Chairman of the Board of Directors of Highland Financial Partners, L.P. Prior to Highland, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary, and helped grow the business from concept to over $2 billion from 1989 to 1993. His portfolio management experience includes mortgage-backed securities, investment grade corporate debt, leveraged bank loans, emerging market securities, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed the financial training program at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia with a Bachelor of Science in Commerce with concentrations in Accounting and Finance. Mr. Dondero is a Certified Public Accountant and a Certified Management Accountant. He has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP AC 12/07/09

HIGHLAND HEALTHCARE FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated December 7, 2009
To Class Z Shares Prospectus dated December 23, 2008

IMPORTANT NOTICE
Effective immediately, Highland Healthcare Fund (“Healthcare Fund”) is open to new investments (including investments through automatic investment plans and exchanges from other Highland Funds or the Money Market Fund).
Healthcare Fund continues to reserve the right to limit, delay or impose conditions on purchases or exchanges at any time.
Performance Information
Healthcare Fund has invested its assets in a very small number of issuers and, as a result, a change in the value of an individual portfolio holding may have an exaggerated impact on the Fund’s performance. While Healthcare Fund’s performance has, in certain periods, been positively impacted by the increase in value of individual portfolio holdings, there is no assurance that the Fund’s performance will be replicated in the future. The Fund’s performance may be negatively impacted by a decrease in value of individual portfolio holdings, particularly while the Fund’s assets are invested in a small number of issuers. As the Fund invests in a larger number of issuers, the impact of the performance of an individual portfolio holding will generally decrease.
Management—Portfolio Managers
The section “Management of the Funds—Portfolio Managers—Healthcare Fund” on page 37 of the Prospectus is amended and restated as follows:
     Healthcare Fund’s portfolio is jointly managed by Brad Means (since inception) and James D. Dondero (since December 2009). The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities issued by Healthcare Fund.
     Brad Means. Mr. Means is a Senior Portfolio Manager at Highland. Prior to joining Highland in May 2004, Mr. Means was a Managing Director in FTI Consulting’s Corporate Finance group where he worked on corporate turnaround, restructuring and bankruptcy advisory engagements. From 1998 to 2001, he was a Director in PricewaterhouseCoopers LLP’s Chairman’s Office and focused on enterprise strategy, venture capital, business development and divestiture initiatives. Prior to his role in the Chairman’s Office, Mr. Means worked in the Strategic Change Consulting and the Assurance & Business Advisory groups of Price Waterhouse serving clients across a broad range of industries including Automotive, Energy, Financials and Industrials. He holds an MBA from the Stanford Graduate School of Business and a BSBA in Finance and Accounting from Creighton University. Mr. Means has earned the right to use the Chartered Financial Analyst designation.
     James D. Dondero. Mr. Dondero is a founder and President of Highland. He is also Chairman of the Board of Directors of Highland Financial Partners, L.P. Prior to Highland, Mr. Dondero served as Chief Investment Officer of Protective Life’s GIC subsidiary, and helped grow the business from concept to over $2 billion from 1989 to 1993. His portfolio management experience includes mortgage-backed securities, investment grade corporate debt, leveraged bank loans, emerging market securities, derivatives, preferred stocks and common stocks. From 1985 to 1989, he managed approximately $1 billion in fixed income funds for American Express. Prior to American Express, he completed the financial training program at Morgan Guaranty Trust Company. Mr. Dondero is a Beta Gamma Sigma graduate of the University of Virginia with a Bachelor of Science in Commerce with concentrations in Accounting and Finance. Mr. Dondero is a Certified Public Accountant and a Certified Management Accountant. He has earned the right to use the Chartered Financial Analyst designation.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
FOR FUTURE REFERENCE
HFI PRO SUP Z 12/07/09

HIGHLAND HEALTHCARE FUND
AN INVESTMENT PORTFOLIO OF HIGHLAND FUNDS I
Supplement dated December 7, 2009
To Class A, Class C and Class Z Shares
Statement of Additional Information dated December 23, 2008

Information Regarding Portfolio Managers
The paragraph regarding Healthcare Fund in the section “Information Regarding Portfolio Managers” at the bottom of page 16 and top of page 17 of the Statement of Additional Information is amended and restated as follows:
     The portfolio managers of Healthcare Fund are and Brad Means and James D. Dondero. The following tables provide information about funds and accounts, other than Healthcare Fund, for which the portfolio managers are primarily responsible for the day-to-day portfolio management:
     As of August 31, 2009, Brad Means managed the following client accounts:

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	4	$1,962	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0
     As of August 31, 2009, James D. Dondero managed the following client accounts:

			# of Accounts	Total Assets with
	Total		Managed with	Performance-Based
	# of Accounts	Total Assets	Performance-Based	Advisory Fee
Type of Accounts	Managed	(millions)	Advisory Fee	(millions)
Registered Investment Companies:	1	$76	0	$0
Other Pooled Investment Vehicles:	12	$2,285	6	$1,504
Other Accounts:	0	$0	0	$0
The second table in the section “Information Regarding Portfolio Managers—Ownership of Securities” on page 18 of the Statement of Additional Information is amended and restated to provide the following information for Brad Means and James D. Dondero as of August 31, 2009.

Dollar Range of Healthcare Fund Equity Securities Beneficially Owned
Name of Portfolio Manager	by Portfolio Manager
Brad Means	None
James D. Dondero	None
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE
HFI SAI SUP 12/07/09